Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 3,870,000	$ 1,200,000	$ 240,000	$ 5,310,000
CANADA
Total	3,740,000	1,100,000		4,840,000
CANADA | District of Clearwater
Total	50,000			50,000
CANADA | Government of British Columbia
Total	3,690,000	800,000		4,490,000
CANADA | Williams Lake First Nation
Total		170,000		170,000
CANADA | Xatsull First Nation
Total		130,000		130,000
UNITED STATES
Total	130,000	100,000	240,000	470,000
UNITED STATES | Government of Arizona
Total		$ 100,000	$ 240,000	340,000
UNITED STATES | Pinal County
Total	$ 130,000			$ 130,000